Fair values of financial assets and liabilities - Valuation Methodology (Details) - GBP (£) £ in Millions	Jun. 30, 2021	Dec. 31, 2020
Disclosure of Fair Value Measurement of Financial Assets and Financial Liabilities [Line Items]
Loans and advances to banks	£ 7,353	£ 5,950
Loans and advances to customers	481,342	480,141
Debt securities	4,787	5,137
Due from fellow Lloyds Banking Group undertakings	692	738
Financial assets at amortised cost	494,174	491,966
Deposits from banks	16,029	24,997
Customer deposits	457,465	434,569
Due to fellow Lloyds Banking Group undertakings	7,169	6,875
Debt securities in issue	55,120	59,293
Subordinated liabilities	9,600	9,242
Carrying value
Disclosure of Fair Value Measurement of Financial Assets and Financial Liabilities [Line Items]
Loans and advances to banks	7,353	5,950
Loans and advances to customers	481,342	480,141
Debt securities	4,787	5,137
Due from fellow Lloyds Banking Group undertakings	692	738
Financial assets at amortised cost	494,174	491,966
Deposits from banks	16,029	24,997
Customer deposits	457,465	434,569
Due to fellow Lloyds Banking Group undertakings	7,169	6,875
Debt securities in issue	55,120	59,293
Subordinated liabilities	9,600	9,242
Fair value
Disclosure of Fair Value Measurement of Financial Assets and Financial Liabilities [Line Items]
Loans and advances to banks	7,353	5,949
Loans and advances to customers	482,578	479,518
Debt securities	4,780	5,129
Due from fellow Lloyds Banking Group undertakings	692	738
Financial assets at amortised cost	495,403	491,334
Deposits from banks	16,031	24,998
Customer deposits	457,543	434,740
Due to fellow Lloyds Banking Group undertakings	7,169	6,875
Debt securities in issue	57,596	62,931
Subordinated liabilities	£ 10,470	£ 10,275